                         CERTIFICATION UNDER RULE 497(j)


May 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.   20549

Re:      Symetra Life Insurance Company ("Safeco")
         Symetra  Separate Account SL ("Registrant")
         File Nos. 333-30329 and 811-04909

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated April 29, 2005, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 29, 2005.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ Jacqueline M. Veneziani
---------------------------
Jacqueline M. Veneziani
Counsel